Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
21.	Subsequent Events

On March 21, 2012, The Hartford announced the completion of an evaluation of its businesses and strategy. As a result of this review, which was conducted by the Hartford’s management and Board of Directors over the past several quarters, the Hartford announced that it will focus on its Property and Casualty, Group Benefits and Mutual Funds businesses, place its existing Individual Annuity business into runoff and pursue sales or other strategic alternatives for the Individual Life, Woodbury Financial Services and Retirement Plans businesses.

On April 26, 2012, The Hartford announced that it had entered into an agreement to sell its individual annuity business capabilities to a third party. Effective May 1, 2012, all new annuity policies sold by the Company will be reinsured to the third party. The Company will cease the sale of annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012.